Impairment testing (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of impairment loss and reversal of impairment loss [line items]
Assets	€ (472,625)	€ (500,032)
Accumulated impairment
Disclosure of impairment loss and reversal of impairment loss [line items]
Assets	21,900	22,100
Accumulated impairment | Leasehold improvements
Disclosure of impairment loss and reversal of impairment loss [line items]
Assets	4,400	4,400
Accumulated impairment | Manufacturing equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Assets	9,500	9,700
Accumulated impairment | Right-of-use assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Assets	3,200	3,100
Accumulated impairment | R&D costs
Disclosure of impairment loss and reversal of impairment loss [line items]
Assets	3,600	3,700
Accumulated impairment | Internal development costs
Disclosure of impairment loss and reversal of impairment loss [line items]
Assets	€ 1,200	€ 1,200